Loan Receivable (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Loans Receivable [Line Items]
Balance, beginning of year	$ 2,870,488
Advances	1,106,270
Repayments	(295,509)
Change in related parties	3,916,765
Balance, end of year	$ 7,598,014